Shareholder Fees {- Tax-Exempt Portfolio}	May 28, 2022 USD ($)
03.31 FIMM Funds Class 2 Combo PRO-10 | Tax-Exempt Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none